OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2024
OPERATING SEGMENTS
OPERATING SEGMENTS
NOTE 3. OPERATING SEGMENTS
Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM is comprised of the Bank’s President (CEO) and Financial Vicepresident (CFO). The segment information has been prepared following the Bank’s accounting policies and has been presented consistently with the internal reports provided to the CODM.
The chief operating decision maker (CODM) uses a variety of information and key financial data on a segment basis to assess the performance and make decisions regarding the investment and allocation of resources, such as:

•	Net interest margin (Net margin on financial instruments divided by average interest-earning assets).

•	Return on average total assets (Net income divided by average total assets).

•	Return on average stockholders’ equity.

•	Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).

•	Asset quality and loan coverage ratios.
The Bank has the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, International Banking and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

•	Banking Colombia
This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals to guarantee quality service and promote business growth and country development.
In order to offer specialized services to individuals, small and medium-sized
enterprises (SMEs) and large companies, the individual sales force classifies its target customers as: Personal, Plus and Corporate. The Bank´s corporate and government sales force targets and specializes in companies with more than COP 100,000 in revenue in twelve economic sectors: agribusiness, commerce, manufacturing of supplies and materials, consumer goods, financial services, health, education, construction, government, infrastructure, real estate, and natural resources.
As of June 30, 2024, Nequi is in process to obtain an authorization certificate or operating permit, accredited by the Financial Superintendence of Colombia in order to operate. For further information, see Note 1. Reporting Entity.
This segment is responsible for managing the Bank operations with its own portfolio, liquidity and distribution of treasury products and services to its customers in Colombia.

•	Banking Panama
This segment provides retail and commercial banking products and services to individuals and companies in Panama and includes all the operations of Banistmo S.A. and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis. Banking Panama also includes operations of the following operational stage subsidiaries: Banistmo Investment Corporation S.A., Leasing Banistmo S.A. y Valores Banistmo S.A.; and of the following non-operational
subsidiaries: Banistmo Panamá Fondo de Inversión S.A., Banistmo Capital Markets Group Inc., Anavi Investment Corporation S.A., Desarrollo de Oriente S.A., Steens Enterprises S.A. and Ordway Holdings S.A.
This segment is also responsible for the management of Banistmo’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

•	Banking El Salvador
This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Banagrícola S.A, Inversiones Financieras Banco Agrícola S.A. IFBA, Bagrícola Costa Rica S.A., Gestora de Fondos de Inversión Banagricola, S.A, Valores Banagrícola S.A. de C.V., Accelera S.A. de C.V. (before Credibac S.A. de C.V.) and Arrendadora Financiera S.A. Arfinsa.
This segment is also responsible for the management of Banco Agrícola’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

•	Banking Guatemala
This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A., Banking Guatemala also includes operations of the following subsidiaries: Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Arrendadora Agromercantil S.A., Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A.(company in liquidation), New Alma Enterprises LTD. On June 29, 2023, Agencia de Seguros y Fianzas Agromercantil S.A.S. was wound up. The assets and liabilities of operations in Barbados through Mercom Bank were transferred to other companies, leaving the balances of the credit portfolio and deposit portfolio at zero as of January 31, 2023. As of June 30, 2024, the company is in the process of dissolution and liquidation, for further information, see Note 1. Reporting Entity.

This segment is also responsible for the management of Banco Agromercantil’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

•	Trust
This segment provides trust and asset management services to clients in Colombia through Fiduciaria Bancolombia S.A. Sociedad Fiduciaria. The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services and corporate trust.

•	Investment banking
This segment provides corporate and project financial advisory services, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Corporación Financiera. Its customers include private and publicly-held corporations as well as government institutions.

•	Brokerage
This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.
This segments also includes the operations of Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC and Bancolombia Capital Advisers LLC, to provide broker-dealer and investment advisor services in the United States.

•	International Banking
This segment provides a complete line of international banking services to Colombian and foreign customers through Bancolombia Panamá S.A. and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.
Operations in the Cayman Islands through Sinesa Cayman, Inc. (before Bancolombia Cayman) have been canceled or transferred. On November 22, 2023, the Cayman Islands Monetary Authority approved the delivery of the banking license in accordance with Section 20(1)(a) of the Banking and Trust Companies Act (2021 Revision) (the “BTCA”). Therefore, the banking license has been canceled as of that date. As of June 30, 2024, the company is in the process of dissolution and liquidation. For further information, see Note 1. Reporting entity.

•	All other segments
This segment provides financial and operating lease activities, including leasing services to clients in Colombia. Bancolombia offers these services mainly through the following Subsidiaries: Renting Colombia S.A.S. and Transportempo S.A.S. (company in liquidation). Additionally, through the FCP Fondo Inmobiliario Colombia, P.A. FAI CALLE 77, P.A. Nomad Salitre, P.A. Mercurio, P.A. Nomad Central, P.A. Calle 84 (2), P.A. Calle 84 (3) and since May 2024 the P.A. Cedis Sodimac the Bank provides real estate service.
This segment also includes results from the operations of investment vehicles of the Bank: Valores Simesa S.A., Negocios Digitales Colombia S.A.S., Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa and the technology services company Wompi S.A.S. In addition, it includes Wenia LTD, a corporate vehicle for the creation and implementation of operating systems and software applications and it includes Wenia S.A.S. and Wenia P.A.
In accordance with IFRS 8, the figures reported in “all other segments” combine the information on operating segments that did not meet the quantitative thresholds defined by this same standard, i.e., the absolute individual amount of their reported results is, in absolute terms, less than 10 percent of the combined results of all segments and their assets represent less than 10 percent of the combined assets of all operating segments of the Bank.
Financial performance by operating segment:
The CODM reviews the performance of the Bank using the following financial information by operating segment:

	Six months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	14,181,605	1,303,962	869,760	911,749	45	2	18,024	615,687	140,035	18,040,869

Interest income on loans and financial leases	13,357,143	1,110,143	764,182	849,663	45	—	2,998	481,788	142,021	16,707,983
Total debt investments	692,757	143,634	104,520	59,626	—	2	13,324	67,149	—	1,081,012
Derivatives, net	(10,287)	1,312	746	—	—	—	(2,059)	—	(1,986)	(12,274)
Total liquidity operations, net	141,992	48,873	312	2,460	—	—	3,761	66,750	—	264,148

Interest expenses	(6,072,945)	(630,941)	(209,191)	(371,131)	(85)	—	(86)	(330,292)	(81,294)	(7,695,965)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,108,660	673,021	660,569	540,618	(40)	2	17,938	285,395	58,741	10,344,904

Total credit impairment charges, net	(2,377,416)	(194,406)	(130,399)	(189,405)	(682)	40	(4)	(5,728)	(35,763)	(2,933,763)

Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,731,244	478,615	530,170	351,213	(722)	42	17,934	279,667	22,978	7,411,141

(Expenses) Income from transactions the operating segments of the Bank	(64,899)	(20,301)	(14,716)	(35,511)	(27,161)	5,593	40,753	189,247	(73,005)	—

Commissions income (1)	2,731,031	275,091	234,132	99,279	214,445	40,624	64,236	25,766	15,334	3,699,938
Commissions expenses	(1,367,225)	(122,593)	(103,018)	(38,787)	(1,822)	(83)	(4,644)	(5,426)	(25,570)	(1,669,168)

Total commissions, net	1,363,806	152,498	131,114	60,492	212,623	40,541	59,592	20,340	(10,236)	2,030,770

	Six months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Other operating income	303,552	25,301	23,702	53,070	5,127	925	1,987	5,522	951,227	1,370,413
Dividends and net income on equity investments (2)	(164,746)	6,761	4,400	1,497	14,495	(127,408)	3,096	14	121,123	(140,768)

Total operating income, net	7,168,957	642,874	674,670	430,761	204,362	(80,307)	123,362	494,790	1,012,087	10,671,556

Operating expenses (3)	(4,147,282)	(395,105)	(320,235)	(288,228)	(75,544)	(23,717)	(92,197)	(42,614)	(516,991)	(5,901,913)
Impairment, depreciation and amortization	(388,655)	(53,299)	(69,965)	(24,536)	(1,387)	(46)	(1,389)	(1,068)	(24,330)	(564,675)

Total operating expenses	(4,535,937)	(448,404)	(390,200)	(312,764)	(76,931)	(23,763)	(93,586)	(43,682)	(541,321)	(6,466,588)

Profit before income tax	2,633,020	194,470	284,470	117,997	127,431	(104,070)	29,776	451,108	470,766	4,204,968

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	For further information see Note 17.5. Dividends and net income on equity investments.
(3)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	Three months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	6,974,007	654,101	442,483	474,719	24	1	9,145	319,880	69,115	8,943,475

Interest income on loans and financial leases	6,625,836	554,851	388,082	443,257	24	—	1,465	251,616	71,101	8,336,232
Total debt investments	326,345	74,369	53,693	30,618	—	1	5,960	33,979	—	524,965
Derivatives, net	(17,405)	536	475	—	—	—	(208)	—	(1,986)	(18,588)
Total liquidity operations, net	39,231	24,345	233	844	—	—	1,928	34,285	—	100,866

Interest expenses	(2,938,174)	(317,537)	(104,070)	(189,332)	(51)	—	(44)	(167,883)	(39,795)	(3,756,886)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	4,035,833	336,564	338,413	285,387	(27)	1	9,101	151,997	29,320	5,186,589

Total credit impairment charges, net	(1,314,422)	(132,548)	(63,769)	(89,964)	(242)	(781)	(11)	(4,307)	(12,739)	(1,618,783)

Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,721,411	204,016	274,644	195,423	(269)	(780)	9,090	147,690	16,581	3,567,806

	Three months ended June 30, 2024
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
(Expenses) Income from transactions the operating segments of the Bank	(33,091)	(11,150)	(6,126)	(18,311)	(14,908)	2,374	21,416	97,141	(37,345)	—

Commissions income (1)	1,428,322	153,735	120,487	50,419	105,645	32,484	37,091	11,623	8,240	1,948,046
Commissions expenses	(758,361)	(66,497)	(53,738)	(20,343)	(957)	(53)	(2,348)	(2,888)	(13,050)	(918,235)

Total commissions, net	669,961	87,238	66,749	30,076	104,688	32,431	34,743	8,735	(4,810)	1,029,811

Other operating income	211,961	13,989	11,946	17,288	2,927	546	946	2,967	478,514	741,084
Dividends and net income on equity investments (2)	(161,152)	269	2,949	1,490	6,461	(137,689)	1,773	7	60,317	(225,575)

Total operating income, net	3,409,090	294,362	350,162	225,966	98,899	(103,118)	67,968	256,540	513,257	5,113,126

Operating expenses (3)	(2,139,808)	(201,793)	(160,649)	(144,610)	(37,510)	(12,340)	(44,617)	(23,133)	(233,856)	(2,998,316)
Impairment, depreciation and amortization	(199,244)	(27,023)	(36,613)	(12,600)	(732)	(19)	(713)	(478)	(12,311)	(289,733)

Total operating expenses	(2,339,052)	(228,816)	(197,262)	(157,210)	(38,242)	(12,359)	(45,330)	(23,611)	(246,167)	(3,288,049)

Profit before income tax	1,070,038	65,546	152,900	68,756	60,657	(115,477)	22,638	232,929	267,090	1,825,077

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	For further information see Note 17.5. Dividends and net income on equity investments.
(3)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	Six months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	14,316,497	1,496,620	915,137	1,023,001	17	5	23,074	563,931	119,522	18,457,804

Interest income on loans and financial leases	14,219,020	1,272,935	788,967	989,325	17	—	2,393	479,557	119,033	17,871,247
Total debt investments	334,445	160,271	115,703	30,026	—	5	17,501	41,834	488	700,273
Derivatives, net	(139,441)	1,255	10,032	—	—	—	(336)	—	—	(128,490)
Total liquidity operations, net	(97,527)	62,159	435	3,650	—	—	3,516	42,540	1	14,774

Interest expenses	(6,580,518)	(613,571)	(226,430)	(369,424)	(61)	(1)	(130)	(289,592)	(86,549)	(8,166,276)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	7,735,979	883,049	688,707	653,577	(44)	4	22,944	274,339	32,973	10,291,528

Total credit impairment charges, net	(3,694,885)	(111,821)	(88,743)	(217,172)	(857)	(131)	106	9,311	(23,652)	(4,127,844)

	Six months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	4,041,094	771,228	599,964	436,405	(901)	(127)	23,050	283,650	9,321	6,163,684

(Expenses) Income from transactions the operating segments of the Bank	(96,997)	(9,498)	(8,713)	(39,127)	(6,227)	7,018	34,535	204,688	(85,679)	—

Commissions income (1)	2,539,523	257,529	240,972	120,925	177,606	24,153	53,503	23,467	13,762	3,451,440
Commissions expenses	(1,171,263)	(126,448)	(89,894)	(50,434)	(1,976)	(119)	(4,473)	(5,608)	(1,631)	(1,451,846)

Total commissions, net	1,368,260	131,081	151,078	70,491	175,630	24,034	49,030	17,859	12,131	1,999,594

Other operating income (expenses)	877,182	13,202	10,349	72,601	5,792	(416)	1,641	5,712	1,123,542	2,109,605
Dividends and net income on equity investments	49,020	9,865	(1,306)	1,931	15,157	2,570	310	8	151,351	228,906

Total operating income, net	6,238,559	915,878	751,372	542,301	189,451	33,079	108,566	511,917	1,210,666	10,501,789

Operating expenses (2)	(3,812,228)	(441,413)	(331,084)	(328,708)	(82,421)	(24,561)	(92,545)	(44,490)	(553,912)	(5,711,362)
Impairment, depreciation and amortization	(343,761)	(61,645)	(55,937)	(27,211)	(926)	(109)	(1,525)	(1,342)	(38,817)	(531,273)

Total operating expenses	(4,155,989)	(503,058)	(387,021)	(355,919)	(83,347)	(24,670)	(94,070)	(45,832)	(592,729)	(6,242,635)

Profit before income tax	2,082,570	412,820	364,351	186,382	106,104	8,409	14,496	466,085	617,937	4,259,154

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.

	Three months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Total interest and valuation on financial instruments	7,032,810	735,890	456,747	485,951	8	1	11,491	289,458	62,327	9,074,683

Interest income on loans and financial leases	7,177,826	627,266	392,104	481,206	8	—	1,140	243,657	62,288	8,985,495
Total debt investments	(31,736)	80,426	55,428	2,749	—	1	6,273	21,422	56	134,619
Derivatives, net	(40,847)	1,482	8,959	—	—	—	(193)	—	—	(30,599)
Total liquidity operations, net	(72,433)	26,716	256	1,996	—	—	4,271	24,379	(17)	(14,832)

Interest expenses	(3,342,578)	(304,801)	(113,420)	(187,411)	(28)	—	(59)	(147,836)	(44,880)	(4,141,013)

Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	3,690,232	431,089	343,327	298,540	(20)	1	11,432	141,622	17,447	4,933,670

Total credit impairment charges, net	(1,905,696)	(50,517)	(40,323)	(79,638)	(521)	(740)	16	10,171	(14,952)	(2,082,200)

A-19

	Three months ended June 30, 2023
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All other segments	Total segments
	In millions of COP
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,784,536	380,572	303,004	218,902	(541)	(739)	11,448	151,793	2,495	2,851,470

(Expenses) Income from transactions the operating segments of the Bank	(51,732)	(4,966)	(4,801)	(19,763)	(4,683)	3,635	18,596	108,704	(44,990)	—

Commissions income (1)	1,298,657	129,888	117,964	61,467	90,778	23,486	26,592	11,486	7,138	1,767,456
Commissions expenses	(630,206)	(62,762)	(44,711)	(24,570)	(1,030)	(61)	(2,124)	(2,916)	(1,078)	(769,458)

Total commissions, net	668,451	67,126	73,253	36,897	89,748	23,425	24,468	8,570	6,060	997,998

Other operating income (expenses)	527,682	3,637	6,753	35,122	2,442	(340)	(1,386)	2,621	543,194	1,119,725
Dividends and net income on equity investments	45,775	9,884	(1,305)	1,907	4,649	(4,631)	(341)	4	56,328	112,270

Total operating income, net	2,974,712	456,253	376,904	273,065	91,615	21,350	52,785	271,692	563,087	5,081,463

Operating expenses (2)	(1,947,642)	(223,195)	(166,782)	(160,247)	(41,183)	(12,267)	(47,194)	(22,473)	(278,813)	(2,899,796)
Impairment, depreciation and amortization	(173,993)	(30,225)	(31,850)	(13,433)	(469)	(53)	(755)	(644)	(19,755)	(271,177)

Total operating expenses	(2,121,635)	(253,420)	(198,632)	(173,680)	(41,652)	(12,320)	(47,949)	(23,117)	(298,568)	(3,170,973)

Profit before income tax	853,077	202,833	178,272	99,385	49,963	9,030	4,836	248,575	264,519	1,910,490

(1)	For further information about income from contracts with customers, see Note 17.3. Commissions income, net.
(2)	Includes salaries and employee benefits, other administration and general expenses and taxes other than income tax.